Debt Securities - Purchased Credit Impaired Debt Securities (Details) - Colony NorthStar - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Outstanding principal	$ 213,929	$ 411,174
Amortized cost	2,757	26,761
Carrying value	3,619	31,789
PCI Debt Securities Acquired During Period
Contractually required payments including interest			$ 574,088
Less: Nonaccretable difference			(449,261)
Cash flows expected to be collected			124,827
Less: Accretable yield			(70,283)
Fair value of PCI debt securities acquired			$ 54,544
Accretable Yield Movement Schedule [Roll Forward]
Beginning accretable yield	44,610	0
Assumed through the Merger	0	70,283
Accretion recognized in earnings	(3,489)	(12,461)
Reduction due to payoffs, disposals or deconsolidation	(17,081)	(8,963)
Net reclassifications to nonaccretable difference (1)	(24,040)	(4,249)
Ending accretable yield	$ 0	$ 44,610